Securities - OTTI Significant Assumptions (Details) - Non-agency residential	Dec. 31, 2015
Weighted Average
Significant Assumptions:
Prepayment speed	12.60%
Loss severity	32.60%
Life default rate	26.00%
Weighted Average | Prime
Significant Assumptions:
Loss severity	29.20%
Life default rate	16.10%
Weighted Average | Alt-A
Significant Assumptions:
Loss severity	31.40%
Life default rate	28.00%
Weighted Average | Subprime
Significant Assumptions:
Loss severity	42.90%
Life default rate	27.20%
10th Percentile
Significant Assumptions:
Prepayment speed	3.80%
Loss severity	12.90%
Life default rate	0.80%
90th Percentile
Significant Assumptions:
Prepayment speed	25.50%
Loss severity	34.80%
Life default rate	86.10%